Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Intangible Assets [Line Items]
Gross Carrying Amount	$ 120,750	$ 123,368
Accumulated Amortization	(110,500)	(94,630)
Net Carrying Amount	10,250	28,738
Customer relationships
Schedule Of Intangible Assets [Line Items]
Gross Carrying Amount	120,000	120,000
Accumulated Amortization	(110,169)	(91,756)
Net Carrying Amount	$ 9,831	$ 28,244
Weighted- Average Amortization Period (Years)	6 years	6 years
Licenses
Schedule Of Intangible Assets [Line Items]
Gross Carrying Amount	$ 750	$ 3,368
Accumulated Amortization	(331)	(2,874)
Net Carrying Amount	$ 419	$ 494
Weighted- Average Amortization Period (Years)	10 years	5 years 7 months 6 days